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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2007
                                                   ------------------


Check here if Amendment  / /               Amendment Number :
                                                              --------
   This Amendment (Check only one):  / /   is a restatement
                                     / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
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Address:  200 Greenwich Avenue
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          Greenwich, CT 06830
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Form 13F File Number:    28-2610
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Theodore W. Ullyot
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Title:    Executive Vice President and General Counsel, ESL Investments, Inc.,
          General Partner of RBS Partners, L.P.
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Phone:    (203) 861-4600
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Signature, Place, and Date of Signing:

          /s/ Theodore W. Ullyot        Greenwich, CT       November 14, 2007
          ------------------------      ----------------    -------------------
                (Signature)               (City, State)         (Date)

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                             1
Form 13F Information Table Entry Total:                                        9
Form 13F Information Table Value Total:                              $13,642,960
                                                                  (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number           Name
1             28-11470                       ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
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                       FORM 13F Information Table - Public


Page 1 of 1

      Column 1:        Column 2:  Column 3:   Column 4:           Column 5:       Column 6  Column 7:         Column 8:
                                             Fair Market  Shares or                                        Voting Authority
                       Title of    CUSIP        Value     Principal SH/          Investment  Other
   Name of Issuer       Class      Number     (x $1,000)    Amount  PRN Put/Call Discretion Managers (a) Sole    (b) Shared (c) None
   --------------       -----      ------     ----------    ------  --- -------- ---------- -------- --------    ---------- --------
AutoNation, Inc.        Common   05329W-10-2    106,245   5,995,748  SH           DEFINED             5,995,748
AutoNation, Inc.        Common   05329W-10-2    776,042  43,794,686  SH             SOLE             43,794,686
AutoZone, Inc.          Common   053332-10-2    690,723   5,947,328  SH           DEFINED             5,947,328
AutoZone, Inc.          Common   053332-10-2  1,865,146  16,059,462  SH             SOLE             16,059,462
Citigroup Inc.          Common   172967-10-1  1,296,823  27,787,069  SH             SOLE             27,787,069
Clear Channel
  Communications, Inc.  Common   184502-10-2     17,395     464,600  SH             SOLE                464,600
Home Depot, Inc.        Common   437076-10-2    541,283  16,685,679  SH             SOLE             16,685,679
Sears Holdings Corp.    Common   812350-10-6     45,154     354,985  SH           DEFINED               354,985
Sears Holdings Corp.    Common   812350-10-6  8,304,150  65,284,199  SH             SOLE             65,284,199


COLUMN TOTALS                    Grand Total 13,642,960

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.